UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng            New York, New York          July 17, 2007
---------------------------    ------------------------   ---------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          18
                                                 -----------------
Form 13F Information Table Value Total:          144,238.3
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AEGEAN MARINE PETROLEUM
NETWORK INC                 COM        Y0017S102       2,647    139,100    SH              SOLE                139,100    0
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APACHE CORP                 COM        037411105       8,995    110,244    SH              SOLE                110,244    0
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BARRICK GOLD CORP           COM        067901108      13,227    455,000    SH              SOLE                455,000    0
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CARBO CERAMICS INC          COM        140781105      10,558    241,000    SH              SOLE                241,000    0
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CONOCOPHILLIPS              COM        20825C104       9,852    125,500    SH              SOLE                125,500    0
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CYTEC INDS INC              COM        232820100      14,642    229,600    SH              SOLE                229,600    0
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EQUITABLE RESOURCES INC     COM        294549100      13,812    278,700    SH              SOLE                278,700    0
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FREEPORT-MCMORAN
COPPER & GOLD               COM        35671D857       8,083     97,600    SH              SOLE                 97,600    0
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GEORGIA GULF CORP           COM        373200203       1,952    107,800    SH              SOLE                107,800    0
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INGERSOLL-RAND
COMPANY LTD                 CL A       G4776G101      11,914    217,327    SH              SOLE                217,327    0
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KB HOME                     COM        48666K109         961    125,000    SH   PUT        SOLE                125,000    0
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RYLAND GROUP INC            COM        783764103       1,770    100,000    SH   PUT        SOLE                100,000    0
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SCHLUMBERGER LTD            COM        806857108      13,777    162,200    SH              SOLE                162,200    0
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STREETTRACKS GOLD
TRUST ETF                   GOLD SHS   863307104       3,851     59,917    SH              SOLE                 59,917    0
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TITANIUM METALS CORP        COM        888339207      10,687    335,000    SH              SOLE                335,000    0
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TODD SHIPYARDS CORP         COM        889039103         109      5,300    SH              SOLE                  5,300    0
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UNITED STATES STEEL
CORP NEW                    COM        912909108           0    281,500    SH   PUT        SOLE                281,500    0
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WEATHERFORD
INTERNATIONAL LTD           COM        G95089101      17,401    315,010    SH              SOLE                315,010    0
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